Related Party Transactions and Balances - Schedule of Nature of Relationships with Related Parties (Details)	6 Months Ended
Mar. 31, 2026
Mr. Haogang Yang [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	Director of the Company
Mori Enterprise Management (Beijing) Partnership [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	Controlled by Mr. Haogang Yang
Qi Fei Shanghai Technology Co., Ltd. [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	Controlled by Mr. Haogang Yang
Mr. Chen Chen [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	Former CFO of the Company (through April 29, 2026)